CONTRACT COSTS, NET	12 Months Ended
Jun. 30, 2025
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 8. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Party	RMB	RMB	US Dollars
Contract costs	¥56,730,105	¥57,093,826	$7,969,991
Allowance for credit losses	(8,394,288)	(3,546,418)	(495,061)
Total contract costs, net	¥48,335,817	¥53,547,408	$7,474,930

As of June 30, 2025, total contracts costs, net amounted to ¥53,547,408 ($7,474,930), of which 15.4%, or ¥8.22 million ($1.15 million) have been subsequently realized as the date of this report, and the remaining balance is expected to be utilized by June 2026.

Net recovery of provision for credit losses of contract cost was ¥1,720,095 for the years ended June 30, 2023, and provision for credit losses of contract cost was ¥4,532,872 for the years 2024. Net recovery of provision for credit losses of contract cost was ¥4,079,681 ($569,502) for the year ended June 30, 2025.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Beginning balance	¥2,586,155	¥8,394,288	$1,171,797
Charge to (reversal of) allowance	4,532,872	(4,079,681)	(569,502)
Charge to (reversal of) sales	1,275,261	(768,189)	(107,234)
Ending balance	¥8,394,288	¥3,546,418	$495,061